SHORT-TERM AND LONG-TERM LOANS (Narrative) (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Debt Instrument [Line Items]
Bank Deposits	$ 90,500
Bank deposit, serves as bank borrowing security, classified as current	$ 184,719		$ 97,988
Bank deposit, serves as bank borrowing security, classified as non-current			109,495
Long term debt			100,000
Repayment of short-term loans	$ 80,750	$ 90,000
Pledged deposits released by financial institutions	85,000
Short-term Debt [Member]
Debt Instrument [Line Items]
Secured Bank Borrowings	$ 72,750
Undrawn lines of credit			59,999
Short-term Debt [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR	0.90%
Short-term Debt [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt instrument, interest rates above LIBOR	2.60%
Long-term Debt [Member]
Debt Instrument [Line Items]
Bank deposit, serves as bank borrowing security, classified as non-current			108,599
Debt instrument, interest rates above LIBOR	1.00%
Long term debt			100,000
Bank Borrowings [Member]
Debt Instrument [Line Items]
Secured Bank Borrowings	$ 172,750		80,750
Bank Deposits [Member]
Debt Instrument [Line Items]
Bank Deposits	$ 199,099		$ 85,000